Income Tax Expense (Benefit) - Additional Information (Details) - USD ($) $ in Millions		1 Months Ended	12 Months Ended
	Aug. 20, 2018	Apr. 30, 2019	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of income tax [Line Items]
Deferred tax expense (benefit)			$ (2)	$ 11	$ (5)
MACAU | Macao Finance Bureau (MFB) [Member]
Disclosure of income tax [Line Items]
Income tax holiday termination date	Jun. 26, 2022
Shareholder dividend tax agreement termination date		Jun. 26, 2022
MACAU | Top of range [member] | Macao Finance Bureau (MFB) [Member]
Disclosure of income tax [Line Items]
Gaming tax rates			12.00%	12.00%	12.00%
HONG KONG | Top of range [member]
Disclosure of income tax [Line Items]
Gaming tax rates			16.50%	16.50%	16.50%